Cover	Jul. 25, 2024
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 25, 2024
Current Fiscal Year End Date	--12-31
Entity File Number	001-40972
Entity Registrant Name	PROJECT ENERGY REIMAGINED ACQUISITION CORP.
Entity Central Index Key	0001847241
Entity Tax Identification Number	98-1582574
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	1280 El Camino Real
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Menlo Park
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94025
City Area Code	415
Local Phone Number	205-7937
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share and one-half of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one-half of one redeemable warrant
Trading Symbol	PEGRU
Security Exchange Name	NASDAQ
Class A ordinary shares, par value $0.0001 per share
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	PEGR
Security Exchange Name	NASDAQ
Warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 per share
Title of 12(b) Security	Warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 per share
Trading Symbol	PEGRW
Security Exchange Name	NASDAQ